SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Components of accumulated other comprehensive loss, net of tax
Foreign currency translation adjustment, net of tax of $.9 and $0 at year-end 2012 and 2011 respectively	$ 180.5	$ 137.8
Foreign currency translation adjustment, tax benefits	0.9	0
Net actuarial loss, prior service cost and net transition assets, less amortization, net of tax benefits of $225.2 and $192.4 at year-end 2012 and 2011, respectively	(456.5)	(394.1)
Net actuarial loss, prior service cost and net transition assets, tax benefits	225.2	192.4
Net loss on derivative instruments designated as cash flow and firm commitment hedges, net of tax benefits of $1.1 and $4.1 at year-end 2012 and 2011, respectively	(2.0)	(6.9)
Net loss on derivative instruments designated as cash flow and firm commitment hedges, tax benefits	1.1	4.1
Accumulated other comprehensive loss	(278.0)	(263.2)
Cash flow and firm commitment hedging instrument activities in other comprehensive loss, net of tax
Beginning accumulated derivative loss	(6.9)	(9.0)
Net loss reclassified to earnings	6.0	4.0
Net change in the revaluation of hedging transactions	(1.1)	(1.9)
Ending accumulated derivative loss	$ (2.0)	$ (6.9)